Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue from contract with customer	$ 22,558,164	$ 64,131,332	$ 110,364,887
Outbound delivery services	5,175,610	0	0
Storage services	237,586	0	0
Total	27,971,360	64,131,332	110,364,887
Special Work Orders Logistic services [Member]
Revenue from contract with customer	442,025	0	0
Operation services [Member]
Revenue from contract with customer	1,471,700	9,400	0
Tapioca [Member]
Revenue from contract with customer	0	0	39,977,734
Corn [Member]
Revenue from contract with customer	784,933	30,971,188	27,430,969
Shiitake [Member]
Revenue from contract with customer	10,667,870	17,791,882	19,655,465
Mu Er [Member]
Revenue from contract with customer	9,162,453	14,820,286	16,301,157
Cotton [Member]
Revenue from contract with customer	0	0	5,547,927
Cornstarch [Member]
Revenue from contract with customer	0	0	1,338,782
Other products [Member]
Revenue from contract with customer	29,183	31,493	112,853
Red dates [Member]
Revenue from contract with customer	$ 0	$ 507,083	$ 0